Income and Expenses Relating to Life Insurance Operations - Life Insurance Premiums and Related Investment Income (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Net Investment Income [Line Items]
Trading Securities, Unrealized Holding Gain (Loss)	¥ 64,276	¥ (1,992)
Life insurance related investment income loss
Net Investment Income [Line Items]
Trading Securities, Unrealized Holding Gain (Loss)	¥ 30,360	¥ (997)